000 A000000 08/31/96
000 C000000 0000769893
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT CALIFORNIA TAX-FREE INCOME FUND
001 B000000 811-4313
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 LORD, ABBETT & CO.
008 B000001 A
008 C000001 801-6997
008 D010001 NEW YORK
008 D020001 NY
008 D030001 10153
008 D040001 0101
011 A000001 LORD, ABBETT & CO.
011 B000001 8-216
011 C010001 NEW YORK
011 C020001 NY
011 C030001 10153
011 C040001 0101
012 A000001 DST SYSTEMS INC.
012 B000001 84-448
012 C010001 KANSAS CITY
012 C020001 MO
012 C030001 64141
013 A000001 DELOITTE & TOUCHE LLP
013 B010001 NEW YORK
013 B020001 NY
013 B030001 10048
015 A000001 THE BANK OF NEW YORK
015 B000001 C
015 C010001 NEW YORK
015 C020001 NY
015 C030001 10015
015 E010001 X
018  000000 Y
019 A000000 Y
019 B000000   31
019 C000000 LORDABBETT
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 PRUDENTIAL SECURITIES INC.
022 B000001 22-2347336
022 C000001    148045
022 D000001     95437
022 A000002 SHEARSON LEHMAN BROTHERS, INC.
022 B000002 13-2514866
022 C000002     56894
022 D000002     52661
022 A000003 PAINE WEBBER INC.
022 B000003 13-2638166
022 C000003     51428
022 D000003     45357
022 A000004 PIPER JAFFRAY, INC.
022 B000004 41-0953246
022 C000004     19687
022 D000004     70699
022 A000005 SMITH BARNEY UPHAM & CO., INC.
022 B000005 13-1912911
022 C000005     24875
022 D000005     26481
022 A000006 BEAR & STEARNS & CO., INC.
022 B000006 13-3299429
022 C000006     21161
022 D000006     18744
022 A000007 SUTRO & CO., INC.
022 B000007 94-1704902
022 C000007     18014
022 D000007     17548
022 A000008 GREENWICH PARTNERS, INC.
022 B000008 13-3176013
022 C000008     23931
022 D000008      2417
022 A000009 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
022 B000009 13-5674085
022 C000009     12180
022 D000009     19096
022 A000010 WILLIAM E. SIMON & SONS MUNICIPAL SECURITIES
022 B000010 22-3017217
022 C000010      5240
022 D000010     19502
023 C000000     462735
023 D000000     473605
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 Y
026 B000000 Y
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
027  000000 Y
028 A010000      1789
028 A020000       580
028 A030000         0
028 A040000      4007
028 B010000      1967
028 B020000       574
028 B030000         0
028 B040000      5336
028 C010000      2100
028 C020000       564
028 C030000         0
028 C040000      5090
028 D010000       883
028 D020000       562
028 D030000         0
028 D040000      3385
028 E010000      1422
028 E020000       555
028 E030000     16356
028 E040000      4433
028 F010000       797
028 F020000       579
028 F030000         0
028 F040000      2295
028 G010000      8958
028 G020000      3414
028 G030000     16356
028 G040000     24546
028 H000000      8958
029  000000 Y
030 A000000    434
030 B000000  4.75
030 C000000  0.00
031 A000000     55
031 B000000      0
032  000000    379
033  000000      0
034  000000 Y
035  000000      4
036 A000000 Y
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 Y
041  000000 Y
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000 100
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000    756
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.500
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 Y
053 B000000 N
053 C000000 Y
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 Y
054 I000000 N
054 J000000 Y
054 K000000 N
054 L000000 Y
054 M000000 N
054 N000000 N
054 O000000 N
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000     1000
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.3
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000  98.4
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000 19.7
064 A000000 N
064 B000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 Y
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 Y
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 Y
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 Y
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 Y
070 O020000 N

070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000    382623
071 B000000    401477
071 C000000    289048
071 D000000  132
072 A000000 12
072 B000000    18137
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000     1459
072 G000000        0
072 H000000        0
074 N000000   292980
074 T000000   291611
075 A000000        0
075 B000000   292267
077 A000000 Y
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

 Board of Directors
  Lord Abbett Tax-Free Income Fund, Inc.- California Series:

In planning and performing our audit of the financial statements of Lord Abbett Tax-Free Income Fund, Inc. - California Series ("Fund") for the year ended August 31, 1996, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 1996.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



October 2, 1996